Accounts Receivable and Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Accounts Receivable and Notes Receivable
Accounts Receivable and Notes Receivable

Note 4.  Accounts Receivable

The Company’s accounts receivable consists primarily of amounts due from third-party payors and patients.

Accounts receivable as of September 30, 2021 and December 31, 2020 consist of the following:

	September 30,	December 31,
	2021	2020
Oral drug accounts receivable	$2,668,582	$2,307,872
Capitated accounts receivable	663,562	353,250
FFS accounts receivable	14,355,205	10,962,394
Clinical trials accounts receivable	1,947,626	1,718,846
Other trade receivables	2,621,630	1,803,548
Total	$22,256,605	$17,145,910

There were no material direct write-offs related to bad debts for the nine months ended September 30, 2021 and 2020. In the nine months ended September 30, 2021 and 2020, the Company had net bad debt expense (recovery) of $667,099 and $0, respectively.

Note 4. Accounts Receivable and Notes Receivable

The Company’s accounts receivable consists primarily of amounts due from third-party payors and patients. See Note 2 for a summary of the Company’s policies relating to accounts receivable.

Accounts Receivable as of December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Oral drug accounts receivable	$2,307,872	$1,179,311
Capitated accounts receivable	353,250	96,000
FFS accounts receivable	10,962,394	10,904,721
Clinical trials accounts receivable	1,718,846	1,743,661
Other trade receivables	1,803,548	692,568
Total	$17,145,910	$14,616,261

During the year ended December 31, 2020, 2019 and the period from September 20, 2018 through December 31, 2018 and the period from January 1, 2018 through September 19, 2018 bad debt related to direct write-offs totaled $4,233,053, $326,926, $0, and $0, respectively. Bad debt write-offs were a result of accounts receivable on completed contracts that were deemed uncollectible during the period due to delayed collection efforts.

On February 26, 2020, the Company entered into a Management Services Agreement with Austin J. Ma, M.D. to provide payor contract servicing. The Company issued a $7.5 million note in exchange for Austin J. Ma, M.D. exiting existing payor arrangements, pending certain contingencies. The note would be repaid annually through payor contract servicing as part of the Master Services Agreement, and the terms of the note included annual straight-line forgiveness over 5 years, with $1.5 million forgiven each year. During the year ended December 31, 2020, the Company determined the loan would not be repaid and would be fully forgiven. The loan was impaired in full and is recorded in other non-operating expenses for the period ended March 31, 2020.